AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 18, 2020

No. 811-22624

No. 333-177651

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 18	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 21	☒

(Check appropriate box or boxes)

ARROW ETF TRUST

(Exact Name of Registrant as Specified in Charter)

6100 Chevy Chase Drive, Suite 100

Laurel, MD 20707

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (631) 470-2600

Name and Address of Agent for Service:	With a copy to:
The Corporation Trust Company	JoAnn M. Strasser, Esq.
1209 Orange Street	Thompson Hine LLP
Corporation Trust Center	41 South High Street
Wilmington, Delaware 19801	Suite 1700
Columbus, OH 20001

It is proposed that the filing will become effective:

☒       immediately upon filing pursuant to paragraph (b)

☐       on ____________ pursuant to paragraph (b)

☐       60 days after filing pursuant to paragraph (a)(1)

☐       on  __________  pursuant to paragraph (a)(1)

☐      75 days after filing pursuant to paragraph (a)(2)

☐       on ____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, State of Ohio, on the 18th day of June, 2020.

ARROW ETF TRUST

By:	/s/ JoAnn M. Strasser
JoAnn M. Strasser Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the 18th day of June, 2020:

Name	Title
Robert S. Andrialis*	Trustee
Joseph Barrato*	Trustee, President and Principal Executive Officer
Paul Montgomery*	Trustee
Thomas T. Sarkany*	Trustee
Sam Singh*	Treasurer and Principal Financial Officer

* By: /s/ JoAnn M. Strasser

JoAnn M. Strasser

Attorney-in-Fact

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase